Summary of Significant Accounting Policies - Schedule of Property and Equipment are Stated at Cost Less Accumulated Depreciation (Details)	Jan. 31, 2026
Schedule of Property and Equipment are Stated at Cost Less Accumulated Depreciation[ Line Items]
Lease term, description	Lesser of useful life and lease term
Buildings [Member] | Minimum [Member]
Schedule of Property and Equipment are Stated at Cost Less Accumulated Depreciation[ Line Items]
Property and equipment, useful life	17 years
Buildings [Member] | Maximum [Member]
Schedule of Property and Equipment are Stated at Cost Less Accumulated Depreciation[ Line Items]
Property and equipment, useful life	29 years
Automobiles [Member] | Minimum [Member]
Schedule of Property and Equipment are Stated at Cost Less Accumulated Depreciation[ Line Items]
Property and equipment, useful life	3 years
Automobiles [Member] | Maximum [Member]
Schedule of Property and Equipment are Stated at Cost Less Accumulated Depreciation[ Line Items]
Property and equipment, useful life	6 years
Office and electric equipment [Member] | Minimum [Member]
Schedule of Property and Equipment are Stated at Cost Less Accumulated Depreciation[ Line Items]
Property and equipment, useful life	3 years
Office and electric equipment [Member] | Maximum [Member]
Schedule of Property and Equipment are Stated at Cost Less Accumulated Depreciation[ Line Items]
Property and equipment, useful life	10 years